Note 15. Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]

15. Income Taxes

Pretax income (loss) from continuing operations was allocated under the following jurisdictions:

	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through	Year Ended
	December 31, 2011	December 31, 2010	December 2, 2010	December 31, 2009

Domestic loss	$ (6,548)	$ (13,590)	$ (7,693)	$ (5,272)
Foreign income (loss)	21,115	(1,675)	22,016	9,060
Income (loss) before income taxes	$ 14,567	$ (15,265)	$ 14,323	$ 3,788

The provision (benefit) for income taxes for continuing operations is as follows:

	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through	Year Ended
	December 31, 2011	December 31, 2010	December 2, 2010	December 31, 2009
Current
Federal	$ -	$ (106)	$ (98)	$ (242)
Foreign	6,567	136	6,673	3,976
State and local	325	10	306	17
Total current	6,892	40	6,881	3,751
Deferred	934	(625)	1,306	(1,094)
Income tax provision (benefit)	$ 7,826	$ (585)	$ 8,187	$ 2,657

 The composition of deferred tax assets and liabilities at December 31 is as follows:

	Successor
	2011	2010
Deferred tax assets:
Post-employment benefits	$ 3,440	$ 4,053
Accrued liabilities	4,367	5,741
Other	3,302	1,802
Net operating loss carryforwards-foreign and U.S.	54,482	57,217
Total deferred tax assets	65,591	68,813
Valuation allowance for deferred tax assets	(15,176)	(16,689)
Net deferred tax assets	$ 50,415	$ 52,124
Deferred tax liabilities:
Inventories	$ (5,981)	$ (8,382)
Property, plant, and equipment	(7,447)	(8,602)
Intangibles	(47,378)	(49,429)
Investment in subsidiary	(68,873)	(67,411)
Total deferred tax liabilities	(129,679)	(133,824)
Net deferred tax liabilities	$ (79,264)	$ (81,700)

Income taxes paid for the year ended December 31, 2011 was $8,329, for the period from December 3, 2010 through December 31, 2010 was $92, for the period from January 1, 2010 through December 2, 2010 was $3,673 and for the year ended December 31, 2009 was $5,924.

The provision for income tax differs from the amount of income taxes determined by applying the applicable U.S. statutory federal income tax rate to pretax income as a result of the following differences:

	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through	Year Ended
	December 31, 2011	December 31, 2010	December 2, 2010	December 31, 2009

Tax at U.S. statutory rates	$ 5,098	$ (5,343)	$ 5,013	$ 1,326
Foreign deemed dividends (Section 956)	4,046	-	4,736	2,101
Nondeductible expenses and other exclusions	(77)	154	408	(599)
Nondeductible acquisition expenses	-	3,859	1,097	-
Valuation allowance for deferred tax assets	(2,063)	655	(3,239)	-
Foreign tax rate differences and nonrecognition of foreign tax loss benefits	(966)	722	(779)	300
State income taxes	441	(45)	357	(24)
Change in basis of investment of subsidiary	1,347	(587)	594	(447)
Income tax provision (benefit)	$ 7,826	$ (585)	$ 8,187	$ 2,657

As a result of the Company’s bankruptcy restructuring in 2003, the Company recognized cancellation of indebtedness income.  Under Internal Revenue Code Section 108, this cancellation of indebtedness income is not recognized for income tax purposes, but reduced various tax attributes, primarily the tax basis in the stock of a subsidiary, for which a deferred tax liability was recorded.

As of December 31, 2011, the Company has net operating loss carryforwards from the years 2001 through 2010 available to offset future U.S. taxable income of approximately $135,400. The Company has recorded a related deferred tax asset of approximately $53,900 with a $14,600 valuation allowance, given the uncertainties regarding utilization of a portion of these net operating loss carry forwards. The net operating losses in the U.S. will expire between the years 2020 and 2030. The Company adopted Accounting Standards Codification (“ASC”) Topic 805, "Business Combinations," effective January 1, 2009.  This establishes principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, any non-controlling interest in the acquiree and the goodwill acquired.  After adoption of this pronouncement, the benefit of net operating loss carryovers reduces income tax expense as the carryovers are utilized.

The Company’s policy is to include both interest and penalties on uncertain positions and underpayments of income taxes in its income tax provision.  Total interest accrued was $339 and $330 as of December 31, 2011 and 2010, respectively.  No penalties were accrued for either date by the Company.

A reconciliation of the Company’s Reserve for Uncertain Tax Positions is as follows:

	Successor		Predecessor
		December 3, 2010	January 1, 2010
	Year Ended	through	through	Year Ended
	December 31, 2011	December 31, 2010	December 2, 2010	December 31, 2009

Balance at beginning of period	$ 1,495	$ 1,490	$ 1,470	$ 1,731
Additions based on tax positions related to the current year	146	5	64	100
Reductions for tax positions of prior years	(295)	-	(44)	(361)
Balance at end of period	$ 1,346	$ 1,495	$ 1,490	$ 1,470

      The Company did not make any payments related to the Reserve for Uncertain Tax Positions in 2011.  The $295 of reductions for 2011 reduced the 2011 income tax provision expense and the $44 of reductions for 2010 reduced the 2010 income tax provision expense.  The Company does not expect to make payments related to the Reserve for Uncertain Tax Positions in the next twelve months.

The Company’s U.S. federal income tax returns for tax years 2008 and beyond remain subject to examination by the Internal Revenue Service.  The Company’s state income tax returns for 2007 through 2011 remain subject to examination by various state taxing authorities.  The Company’s significant foreign subsidiaries’ local country tax filings remain open to examination as follows:  Australia (2007-2011), Canada (2006-2011), United Kingdom (2005-2011) and Italy (2004-2011).  No extensions of the various statutes of limitations have currently been granted.

The Company’s foreign subsidiaries have undistributed earnings at December 31, 2011 of approximately $29,500. The Company has recognized the estimated U.S. income tax liability associated with approximately $17,400 of these foreign earnings because of the applicability of I.R.C. Section 956 for earnings of foreign entities which guarantee the indebtedness of a U.S. parent. Upon distribution of those earnings in the form of dividends or otherwise, the Company may be subject to withholding taxes payable to the various foreign countries estimated as $1,100.